Reverse Recapitalizatoin and Sonnet Acquisition (Tables)	12 Months Ended
Jun. 30, 2026
Business Combination [Abstract]
Summary of Cost of Acquisition and Allocation to Assets Acquired and Liabilities Assumed
The total cost of the acquisition of Sonnet and the allocation to the assets acquired and liabilities assumed are summarized in the following table (in thousands):

Assets Acquired and Liabilities Assumed
Cash	$10,347
Assembled workforce	800
In-process research and development	35,605
Other assets	1,788
Accounts payable	(2,707)
Accrued expenses and other current liabilities	(999)

Total net assets acquired	$44,834

Cost of the Acquisition
Fair value of HSI Common stock issued	17,771
Fair value of HSI Warrants issued	12,478
Cash to settle outstanding Sonnet warrants	5,261

Total consideration paid to Sonnet	35,510
Transaction costs	9,324

Total cost of the acquisition	$44,834